Premises And Equipment, Net	12 Months Ended
Dec. 31, 2011
Premises And Equipment Net [Abstract]
Premises And Equipment, Net

(10) Premises and Equipment, Net

A summary of premises and equipment at December 31, 2011 and 2010 is as follows:

	December 31,
(Dollars in thousands)	2011	2010
Land	$101,260	$88,059
Buildings and leasehold improvements	340,901	296,590
Furniture, equipment, and computer software	116,960	102,494
Construction in progress	19,341	5,974

	578,462	493,117
Less: Accumulated depreciation and amortization	146,950	129,421

Total premises and equipment, net	$431,512	$363,696

Depreciation and amortization expense related to premises and equipment, totaled $19.1 million in 2011, $17.1 million in 2010 and $17.4 million in 2009.